Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Advances from the Federal Home Loan Bank
At December 31, advances from the Federal Home Loan Bank were as follows:

	2014	2013
	(In thousands)
Maturities May 2016 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 3.81%	$26,719	$––
Maturities January 2014 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 3.83%	––	26,991

	$26,719	$26,991

Required Annual Principal Payments on Federal Home Loan Bank Advances
At December 31, 2014 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)
2015	$185
2016	6,163
2017	20,124
2018	115
2019	44
Thereafter	88

$26,719

Summary of Information Concerning Securities Sold Under Agreements to Repurchase
Information concerning securities sold under agreements to repurchase is summarized as follows:

	2014	2013
	(Dollars in thousands)

Balance outstanding at year end	$5,098	$5,746
Average daily balance during the year	$7,797	$11,328
Average interest rate during the year	0.12%	0.12%
Maximum month-end balance during the year	$9,589	$15,141
Weighted-average interest rate at year end	0.12%	0.12%